Container Purchases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) Property	Dec. 31, 2016 USD ($) Property
Property, Plant and Equipment [Line Items]
Intangible asset for the management rights relinquished	$ 156
Container Purchases
Property, Plant and Equipment [Line Items]
Number of containers purchased | Property	33,400	41,100
Cash purchase consideration	$ 48,088
Intangible asset for the management rights relinquished	156
Container Purchases | Third-party Owner
Property, Plant and Equipment [Line Items]
Total purchase consideration		$ 71,000
Container Purchases | Purchaser One
Property, Plant and Equipment [Line Items]
Total purchase consideration	$ 48,244
Containers leased
Property, Plant and Equipment [Line Items]
Number of containers purchased | Property		38,600
Total purchase consideration		$ 55,000